Parent only financial information - Condensed Statements of Results of Operations (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating expenses:
General and administrative expenses	¥ (831,358)	$ (130,458)	¥ (301,065)	¥ (520,421)
Total operating expenses	(1,063,802)	(166,933)	(640,486)	(1,293,799)
Loss from operations	(957,295)	(150,220)	(226,020)	(536,757)
Other (expenses) income:
Interest (expenses) income, net	(8,317)	(1,305)	(12,989)	(8,719)
Loss before income tax	(1,194,090)	(187,377)	(206,710)	(506,621)
Income tax expense	8,907	1,398	14,665	3,766
Net income (loss)	(1,171,165)	(183,780)	(220,288)	(510,387)
Accretion of Redeemable Convertible Preferred Shares				(116,308)
Deemed dividend to preferred shareholder				642,174
Net loss attributable to ordinary shareholders	(1,171,165)	$ (183,780)	(220,288)	(1,268,869)
Reportable Legal Entities | Parent Company
Operating expenses:
General and administrative expenses	(13,058)		(13,607)	(881)
Total operating expenses	(13,058)		(13,607)	(881)
Loss from operations	(13,058)		(13,607)	(881)
Equity income (loss) of subsidiaries and the VIE and VIE's subsidiaries	(626,570)		(115,964)	147,511
Other (expenses) income:
Interest (expenses) income, net	2,462		3,366	(2)
Loss before income tax	(637,166)		(126,205)	146,628
Income tax expense	0
Net income (loss)	(637,166)		(126,205)	146,628
Accretion of Redeemable Convertible Preferred Shares	0			(116,308)
Deemed dividend to preferred shareholder	0			642,174
Net loss attributable to ordinary shareholders	¥ (637,166)		¥ (126,205)	¥ (611,854)